LANDFILL CLOSURE AND POST-CLOSURE OBLIGATIONS (Tables)	12 Months Ended
Dec. 31, 2023
LANDFILL CLOSURE AND POST-CLOSURE OBLIGATIONS
Summary of GFL's landfill closure and post-closure obligations

The following table presents GFL’s landfill closure and post-closure obligations for the periods indicated:

	December 31, 2023	December 31, 2022
Balance, beginning of year	$847.2	$880.6
Acquisitions via business combinations	18.3	34.9
Adjustment related to prior year acquisitions	—	(5.3)
Disposals	(15.0)	(16.4)
Provisions	94.9	92.1
Adjustment for discount and inflation rates	22.5	(183.1)
Accretion	34.4	20.1
Expenditures	(32.5)	(27.5)
Changes in foreign exchange	(17.6)	51.8
Balance, end of year	952.2	847.2
Less: Current portion of landfill closure and post-closure obligations	(56.2)	(30.8)
Non-current portion of landfill closure and post-closure obligations	$896.0	$816.4

Less than 1 year	$56.2
Between 1-2 years	121.3
Between 2-5 years	188.6
Over 5 years	586.1
$952.2